                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21311

                             PIMCO High Income Fund
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                        Date of fiscal year end: March 31

          Date of reporting period: July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21311
Reporting Period: 07/01/2006 - 06/30/2007
PIMCO High Income Fund

============================ PIMCO HIGH INCOME FUND ============================

CELANESE OP CO

Ticker:       N/A            Security ID:  055395AA5
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

DOBSON COMM / AMERICAN CELLULAR

Ticker:       N/A            Security ID:  025058AG3
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

DRESSER INC

Ticker:       N/A            Security ID:  26157VAB3
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

EDISON MIDWEST GEN

Ticker:       N/A            Security ID:  59833BAB0
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:       N/A            Security ID:  28368EAA4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A       Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:       N/A            Security ID:  28368EAD8
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A          N/A     Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO PRODUCTION

Ticker:       N/A            Security ID:  283703AB2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

JEFFERSON SMURFIT

Ticker:       N/A            Security ID:  861589AX7
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

JSG PACKAGING OP CO

Ticker:       N/A            Security ID:  58282PAJ0
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

PREMIER ENTERTAINMENT

Ticker:       N/A            Security ID:  74051CAB2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   Against    Against    Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:       N/A            Security ID:  75952BAM7
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A          N/A     Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:       N/A            Security ID:  75952BAJ4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A     Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:       N/A            Security ID:  75952BAJ4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For         For      Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:       N/A            Security ID:  75952BAF2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A          N/A     Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:       N/A            Security ID:  75952BAF2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

SANMINA CORP SUB

Ticker:       N/A            Security ID:  800907AK3
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

TRAINS HY-1-2006 144A SEC

Ticker:       N/A            Security ID:  876144AA4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A          N/A     Issuer
                        the Indenture

--------------------------------------------------------------------------------

TRW AUTO SR

Ticker:       N/A            Security ID:  87264QAM2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

UNITED AIRLINES EETC01-1-A3

Ticker:       N/A            Security ID:  909317BA6
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

VWR INTERNATIONAL HOLD CO

Ticker:                      Security ID:  12513BAC4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

VWR INTERNATIONAL SUB

Ticker:       N/A            Security ID:  918437AD6
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture
========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      PIMCO High Income Fund

By (Signature and Title)*:         /s/ Brian Shlissel
                                   --------------------------------
                                   Name:  Brian Shlissel
                                   Title: President and Chief
                                          Executive Officier

Date: August 31, 2007